Debt - Covenants on Loans (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Notes Payable to Banks
Debt Instrument [Line Items]
Debt covenant, cash and cash equivalents	$ 150,000,000
Debt covenant, EBITDA to interest expense ratio	2.5
Debt covenant, current assets to current liabilities ratio	1
Debt covenant, percentage of shares in listed companies owned (in hundredths)	20.00%
Equity ratio	30.00%
Debt covenant, net debt to EBITDA	4.5
Debt instrument, covenant compliance, minimum market value of rigs to loan outstanding	135.00%
Senior Secured Credit Facilities
Debt Instrument [Line Items]
Debt Covenant Compliance, Payment Default or Acceleration, Minimum	25,000,000
Senior Secured Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Debt Instrument, Covenant Compliance, Net Leverage to EBITDA	5.5
Debt Instrument, Covenant Compliance, Net Leverage to EBITDA, Expected In Future Years	5.0
Sponsor Revolving Credit Facility
Debt Instrument [Line Items]
Debt Covenant Compliance, Payment Default or Acceleration, Minimum	$ 25,000,000.0
Revolving Credit Facility | $1450 facility
Debt Instrument [Line Items]
Debt service cover ratio	1.15